Note 12: Common Stock Warrants: Schedule of Stockholders' Equity Note, Warrants or Rights (Details) - shares	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2013
Details
Class of Warrant or Right, Outstanding	1,340,000	1,340,000	2,340,000
Warrants cancelled	(1,000,000)